Employee Savings Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Savings Plan

13. Employee Savings Plan

We have an employee savings plan pursuant to Section 401(k) of the Internal Revenue Code. All employees are eligible to participate provided that they meet the requirements of the plan. The Company does not make matching contributions under the plan.